Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended
	Mar. 06, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
C000248219
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value	$ 10,000	$ 10,528	$ 10,412	$ 10,295	$ 10,118	$ 10,065	$ 9,961	$ 10,042
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,000	$ 10,550	$ 10,407	$ 10,256	$ 10,028	$ 9,938	$ 9,775	$ 10,009
BlackRock Allocation Target Shares: Series I Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index